January 9, 2009

Virtus Insight Trust

101 Munson Street

Greenfield, Massachusetts 01301

Telephone: 860-403-5246

Facsimile: 860-403-5383

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Virtus Insight Trust

(Virtus Disciplined Small-Cap Value Fund)

Registration Statement on Form N-14

CIK 0001003859

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Virtus Insight Trust. This filing relates to the acquisition of the assets of Virtus Small-Cap Value Fund, a series of Virtus Equity Trust, by and in exchange for shares of Virtus Disciplined Small-Cap Value, a series of Virtus Insight Trust.

Any questions or comments with respect to this filing may be directed to Avery Maher of PNC Global Investment Servicing at 617-338-4057, Ann Flood at 860-263-4746, or the undersigned at 860-263-4791.

Very truly yours,

/s/ Kevin J. Carr, Esq.
Kevin J. Carr, Esq.

Enclosures

cc:	Ann Flood

Avery Maher